Accrued liabilities and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued liabilities and other current liabilities
Schedule of accrued liabilities and other current liabilities

	December 31,
	2021	2022
	US$	US$

Revenue sharing fees and content costs	129,717	106,770
Salaries and welfare	99,725	85,361
Marketing and promotion expenses	58,854	58,600
Value added taxes and other taxes payable	137,142	160,257
Bandwidth costs	19,746	20,171
Consideration received related to disposal of YY Live (Note 3(a))	1,862,750	1,861,299
Others	37,904	67,544

Total	2,345,838	2,360,002